CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Series D Preferred Shares
Preferred stock issuance cost	¥ 1,997